UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21422

Ziegler Capital Management Investment Trust
(Exact name of registrant as specified in charter)

20 North Clark Street
                   Chicago, Illinois 60602
(Address of principal executive offices) (Zip code)

Scott A. Roberts
Ziegler Lotsoff Capital Management
20 North Clark Street
                   Chicago, Illinois 60602
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 368-1442

Date of fiscal year end: September 30

Date of reporting period: September 30, 2013

Item 1.  Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Ziegler Lotsoff
CAPITAL MANAGEMENT, LLC

ZIEGLER CAPITAL MANAGEMENT INVESTMENT TRUST

STRATEGIC INCOME FUND

– INVESTOR CLASS (ZLSCX)
– INSTITUTIONAL CLASS (ZLSIX)

ANNUAL REPORT TO SHAREHOLDERS

SEPTEMBER 30, 2013

ZLCMFUNDS.COM

Ziegler Capital Management Investment Trust

LETTER TO SHAREHOLDERS
September 30, 2013

Dear Shareholders,

Since the launch of the Ziegler Strategic Income Fund (the “Fund”) on January 31, 2012, the low interest rate environment persisting in the U.S. and around the world has resulted in continued demand for investment income alternatives to traditional bond funds. Our firm has managed alternative credit and income mandates since 2006 and our portfolio managers have decades of experience in credit and income alternatives investing. In a registered mutual fund, investors gain access to our firm-wide expertise in a highly liquid and transparent structure.

The Fund’s investment strategy is focused on providing high current income and capital appreciation by investing across a company’s capital structure using both investment grade and below investment grade rated securities. We carefully assess and monitor the credit quality of each of the companies in which we invest, focusing our analysis on a company’s business prospects and its capital structure relative to our expectations about the level and volatility of its cash flow from operations. The strategy takes advantage of our ability to participate in a variety of income producing markets, including convertible, corporate and municipal bonds, preferred stocks and high income investment pools.

In addition, the Fund usually employs a base-line hedging strategy designed to provide protection against declines in asset prices from higher credit spreads or rising interest rates. The hedging instruments we use include U.S. Treasury securities, options on exchange traded U.S. bond futures, options on credit derivatives and exchange traded funds (ETFs)

The average annual total return for Institutional Class and Investor Class shares of the Fund from its January 31, 2012 inception through September 30, 2013 was 0.57%* and 0.48%*, respectively. Over that same period the Citigroup 3-Month T-Bill Index, a well-known “Risk Free” benchmark, returned an average annual return of 0.11%, and the Barclays U.S. Aggregate Index, a widely-used investment grade bond index, generated an average annual return of 1.36%, annualized.

For the annual period ending September 30, 2013 covered by this report, the Institutional Class and Investor Class shares returned -4.53%* and -4.58%*, respectively, compared to 0.07% for the Citigroup 3-Month T-Bill Index and -1.68% for the Barclays U.S. Aggregate Index.

Investment results over the annual period ending September 30, 2013 were driven by the performance of the preferred market and our decision to increase the portfolio’s exposure to income producing investments. At September 30, 2012 the portfolio had 48% of its net assets in high yield bonds, 28% in preferred securities and 7% in high income equity pools. Total investments in income producing securities comprised 85% of net assets. At September 30, 2013 investments in high yield bonds increased to 76% of net assets and preferred securities fell to 22%. Investments in total income producing securities increased to 98% of net assets.

We focus our analysis of credit market valuation on the BB and B rated bonds in which we primarily invest rather than the broader high yield bond market which includes a significant amount of CCC rated bonds where we invest only selectively**.

At September 30, 2013, the portfolio is nearly fully invested in a variety of yield producing instruments including investment grade and high yield corporate bonds and preferred securities. The Fund continues to have exposure to the banking sector through the preferred security market but this allocation has been significantly reduced over the past 6 months.

We are constructive on credit going forward. We continue to believe investments in the energy, telecommunications and economic sensitive sectors provide good risk and return opportunities. The recent rise in interest rates coupled with attractive spreads and still healthy fundamentals create an attractive risk and return opportunity. We continue to favor investments in companies having relatively stable business profiles with conservative balance sheets within their industry while hedging against the potential for some corporate re-leveraging.

*
Investor Class inception date was January 31, 2012. The Institutional Class inception date was February 1, 2013. Institutional Class share performance prior to February 1, 2013 reflects the Investor Class returns recalculated to apply the Institutional Class fees.

**
Credit ratings are provided by Standard & Poors. Securities rated AAA and AA are considered high credit-quality investment grade. Securities rated A and BBB are considered medium credit-quality investment grade. Securities rated BB, B, CCC, CC, and C are considered low credit-quality non-investment grade or “junk bonds”.

Ziegler Capital Management Investment Trust

LETTER TO SHAREHOLDERS (Continued)
September 30, 2013

We thank you for the confidence and trust you place in us and we pledge to continue our hard work to carefully assess the risk and return of each of the investments we make on your behalf.

Sincerely,

Paula M. Horn
Chief Investment Officer, Lead Portfolio Manager

Prices of bonds tend to move inversely with changes in interest rates. Some bonds may be redeemed before their maturity date and the Fund may have to reinvest the proceeds in an investment offering a lower yield. Failure of an issuer to make timely interest or principal payments or a perceived or real decline in the credit quality of a bond can cause a bond’s price to fall. The Fund may also invest in non-investment grade securities, which involve greater credit risk, including the risk of default. The prices of high yield bonds are more sensitive to changing economic conditions and can fall dramatically in response to negative news about the issuer or its industry, or the economy in general. Prices for fixed income securities, while normally relatively stable, have experienced a higher than normal degree of volatility due to perceived credit risk and resultant sharp decrease in liquidity.

The Fund may lose money if the strategy does not achieve Fund’s objective or implement the strategy properly. The value of securities may fluctuate rapidly and sometimes unpredictably. A credit default swap enables an investor to buy or sell protection against a credit event in which the Fund may have to pay the counterparty or receive no benefit for the premium paid. The Fund will suffer a loss if it sells a security short and the value of the security rises rather than falls and potentially have unlimited risk.

Derivatives can be highly volatile, illiquid and difficult to value, and there is a risk that changes in the value of a derivative will not correlate with the Fund’s other investments. Gains or losses from speculative positions in a derivative may be much greater than the derivative’s original cost and potential losses may be substantial. Put or call options may lose the premium, have decreased liquidity, or could be exercised at a higher price or lower price than its prevailing market value. Options are highly specialized activities and entail greater than ordinary investment risks.

The Fund’s portfolio turnover rate may exceed 100% per year, which will produce higher transaction costs, increase realized gains (or losses) to investors, and may lower after-tax performance. The Fund may experience periods where a position is more difficult to sell at or near their perceived value. The Fund will invest in fewer securities than diversified investment companies and its performance may be more volatile. Real Estate Investment Trusts (REITs) may be affected by economic conditions including credit risk, interest rate risk and other factors that affect property values, rents or occupancies of real estate.

You should consider the Fund’s objectives, risks, charges and expenses carefully before investing. To obtain a prospectus that contains this and other information about the Fund, please call 1-877-568-7633 for a free prospectus. Please read it carefully before investing.

Ziegler Strategic Income Fund

PERFORMANCE SUMMARY
September 30, 2013 (Unaudited)

Comparison of a Hypothetical $10,000 Investment in the Ziegler Strategic Income Fund Investor
Class*, Barclays Capital U.S. Aggregate Bond Index **, and Citigroup 3-Month T-Bill Index**

Total returns***
For the periods ended September 30, 2013

	One Year	Average Annual Since Inception
Ziegler Strategic Income Fund*
Investor Class	(4.58)%	0.48%
Institutional Class	(4.53)%	0.57%
Barclays Capital U.S. Aggregate Bond Index	(1.68)%	0.81%
Citigroup 3-Month T-Bill Index	0.07%	0.07%

*
Investor Class inception date was January 31, 2012. The Institutional Class inception date was February 1, 2013. Institutional Class share performance prior to February 1, 2013 reflects the Investor Class returns recalculated to apply the Institutional Class fees. Effective January 31, 2013, the Investor Class no longer imposed a sales load.

**
The Barclays Capital U.S. Aggregate Bond Index, an unmanaged index, represents securities that are SEC-registered, taxable and dollar denominated. This index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. The Citigroup 3-Month T-Bill Index is designed to mirror the performance of the 3-Month U.S. Treasury Bill. The Citigroup 3-Month T-Bill Index is unmanaged and its returns include reinvested dividends.

***
The performance quoted here represents past performance and is not a guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Amounts shown in the graph and table do not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares. Current performance may be lower or higher than the performance information quoted. To obtain performance information current to the most recent month-end, please call 1-877-568-7633.

Ziegler Strategic Income Fund

SUMMARY OF INVESTMENTS
As of September 30, 2013 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Corporate Bonds	76.3%
Preferred Stocks	21.6%
Purchased Options Contracts	0.3%
Short-Term Investments	2.8%
Total Investments	101.0%
Liabilities in Excess of Other Assets	(1.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Ziegler Strategic Income Fund

SCHEDULE OF INVESTMENTS
As of September 30, 2013

Principal Amount		Value

	CORPORATE BONDS – 76.3%
	AUTO MANUFACTURERS – 1.4%
	Chrysler Group LLC
$500,000	8.00%, 6/15/2019(1)	$552,500

	BANKS – 3.2%
	Ally Financial, Inc.
500,000	4.75%, 9/10/2018	497,765
	JPMorgan Chase & Co.
500,000	6.00%, 12/29/2049(1)(2)	468,750
	Synovus Financial Corp.
250,000	7.88%, 2/15/2019	280,625
		1,247,140
	BUILDING MATERIALS – 1.4%
	Nortek, Inc.
500,000	8.50%, 4/15/2021(1)	543,750

	CHEMICALS – 2.5%
	Huntsman International LLC
500,000	4.88%, 11/15/2020(1)	473,750
	Rockwood Specialties Group, Inc.
500,000	4.63%, 10/15/2020(1)	502,500
		976,250
	COMMERCIAL SERVICES – 2.0%
	ADT Corp.
100,000	6.25%, 10/15/2021(3)	101,500
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
750,000	5.50%, 4/1/2023(1)	693,750
		795,250
	COMPUTERS – 1.2%
	NCR Corp.
500,000	5.00%, 7/15/2022(1)	465,000

	DIVERSIFIED FINANCIAL SERVICES – 2.6%
	General Electric Capital Corp.
500,000	7.13%, 12/29/2049(1)(2)	543,750
	Icahn Enterprises LP / Icahn Enterprises Finance Corp.
500,000	6.00%, 8/1/2020(1)(3)	500,000
		1,043,750
	ENTERTAINMENT – 1.2%
	Cinemark USA, Inc.
500,000	4.88%, 6/1/2023(1)	460,000

	FOOD – 2.0%
	Del Monte Corp.
750,000	7.63%, 2/15/2019(1)	781,875

Principal Amount		Value

	CORPORATE BONDS (Continued)
	HEALTHCARE-SERVICES – 3.7%
	HCA Holdings, Inc.
$500,000	6.25%, 2/15/2021	$508,125
	Select Medical Corp.
500,000	6.38%, 6/1/2021(1)(3)	473,750
	Tenet Healthcare Corp.
250,000	8.00%, 8/1/2020(1)	265,000
250,000	4.50%, 4/1/2021	234,375
		1,481,250
	HOME BUILDERS – 3.2%
	DR Horton, Inc.
500,000	4.38%, 9/15/2022(1)	455,000
	KB Home
500,000	8.00%, 3/15/2020	540,000
250,000	7.50%, 9/15/2022	260,000
		1,255,000
	HOME FURNISHINGS – 1.3%
	Tempur Sealy International, Inc.
500,000	6.88%, 12/15/2020(1)	522,500

	LODGING – 3.7%
	Felcor Lodging LP
500,000	5.63%, 3/1/2023(1)	466,875
	MCE Finance Ltd.
500,000	5.00%, 2/15/2021(1)(3)(4)	480,000
	MGM Resorts International
500,000	6.63%, 12/15/2021	517,500
		1,464,375
	MEDIA – 6.3%
	Cequel Communications Holdings I LLC / Cequel Capital Corp.
750,000	6.38%, 9/15/2020(1)(3)	765,000
	Nielsen Finance LLC / Nielsen Finance Co.
500,000	4.50%, 10/1/2020(1)	481,250
	Sinclair Television Group, Inc.
765,000	6.13%, 10/1/2022(1)	759,263
	Sirius XM Radio, Inc.
500,000	4.25%, 5/15/2020(1)(3)	467,500
		2,473,013
	METAL FABRICATE/HARDWARE – 1.4%
	Atkore International, Inc.
500,000	9.88%, 1/1/2018(1)	540,000

	MISCELLANEOUS MANUFACTURING – 1.9%
	Bombardier, Inc.
750,000	6.13%, 1/15/2023(3)(4)	753,750

Ziegler Strategic Income Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2013

Principal Amount		Value
	CORPORATE BONDS (Continued)
	OIL & GAS – 5.3%
	Denbury Resources, Inc.
$250,000	4.63%, 7/15/2023(1)	$228,750
	Plains Exploration & Production Co.
1,000,000	6.88%, 2/15/2023(1)	1,072,500
	SandRidge Energy, Inc.
750,000	8.75%, 1/15/2020(1)	795,000
		2,096,250
	OIL & GAS SERVICES – 1.8%
	Hornbeck Offshore Services, Inc.
750,000	5.00%, 3/1/2021(1)	718,125

	PACKAGING & CONTAINERS – 2.6%
	Crown Americas LLC / Crown Americas Capital Corp. IV
250,000	4.50%, 1/15/2023(3)	228,750
	Sealed Air Corp.
750,000	6.50%, 12/1/2020(1)(3)	785,625
		1,014,375
	PIPELINES – 6.7%
	Access Midstream Partners LP / ACMP Finance Corp.
500,000	4.88%, 5/15/2023(1)	470,000
	Atlas Pipeline Escrow LLC
500,000	6.63%, 10/1/2020(1)(3)	510,000
	Niska Gas Storage U.S. LLC
500,000	8.88%, 3/15/2018(1)	517,500
	NuStar Logistics LP
500,000	6.75%, 2/1/2021	508,750
	Penn Virginia Resource Partners LP
400,000	8.25%, 4/15/2018(1)	415,000
	Regency Energy Partners LP / Regency Energy Finance Corp.
250,000	4.50%, 11/1/2023(1)(3)	226,250
		2,647,500
	RETAIL – 3.0%
	Ferrellgas LP / Ferrellgas Finance Corp.
500,000	6.50%, 5/1/2021(1)	498,750
	Sonic Automotive, Inc.
750,000	5.00%, 5/15/2023(1)	686,250
		1,185,000
	SOFTWARE – 2.0%
	First Data Corp.
750,000	7.38%, 6/15/2019(1)(3)	789,375

Principal Amount		Value

	CORPORATE BONDS (Continued)
	TELECOMMUNICATIONS – 14.6%
	CenturyLink, Inc.
$750,000	5.80%, 3/15/2022	$705,000
	DigitalGlobe, Inc.
750,000	5.25%, 2/1/2021(1)(3)	716,250
	Frontier Communications Corp.
750,000	7.13%, 1/15/2023	748,125
	Intelsat Jackson Holdings S.A.
750,000	5.50%, 8/1/2023(1)(3)(4)	701,250
	Sprint Capital Corp.
750,000	6.90%, 5/1/2019	770,625
	Verizon Communications, Inc.
1,000,000	6.55%, 9/15/2043	1,128,937
	West Corp.
500,000	7.88%, 1/15/2019(1)	538,750
	Windstream Corp.
500,000	6.38%, 8/1/2023(1)	457,500
		5,766,437
	TRANSPORTATION – 1.3%
	Gulfmark Offshore, Inc.
500,000	6.38%, 3/15/2022(1)	502,500

	TOTAL CORPORATE BONDS (Cost $30,526,531)	30,074,965

Number of Shares		Value

	PREFERRED STOCKS – 21.6%
	BANKS – 8.3%
	Ally Financial, Inc.
6,100	7.30%, 11/8/2013(1)	152,805
	Bank of New York Mellon Corp.
15,000	5.20%, 9/20/2017(1)	301,500
	BB&T Corp.
17,500	5.63%, 8/1/2017(1)	359,975
	Capital One Financial Corp.
15,000	6.00%, 9/1/2017(1)	328,350
	Citigroup, Inc.
20,000	5.80%, 4/22/2018(1)	423,400
	Goldman Sachs Group, Inc.
20,000	5.95%, 11/10/2017(1)	449,800
	PNC Financial Services Group, Inc.
15,000	6.13%, 5/1/2022(1)(2)	378,600
	Regions Financial Corp.
20,000	6.38%, 12/15/2017(1)	451,200
	SunTrust Banks, Inc.
20,000	5.88%, 3/15/2018(1)	433,200
		3,278,830

Ziegler Strategic Income Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2013

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	DIVERSIFIED FINANCIAL SERVICES – 2.1%
	Discover Financial Services
20,000	6.50%, 12/1/2017(1)	$470,400
	Raymond James Financial, Inc.
13,600	6.90%, 3/15/2017(1)	342,312
		812,712
	INSURANCE – 0.8%
	W.R. Berkley Corp.
15,000	5.63%, 5/2/2018(1)	324,150

	INVESTMENT MANAGEMENT COMPANIES – 1.5%
	Ares Capital Corp.
3,772	7.75%, 10/15/2015(1)	96,450
	KKR Financial Holdings LLC
20,000	7.38%, 1/15/2018(1)	500,000
		596,450
	REITS – 8.4%
	Annaly Capital Management, Inc.
15,000	7.50%, 9/13/2017(1)	351,750
	Boston Properties, Inc.
16,000	5.25%, 3/27/2018(1)	329,120
	Capstead Mortgage Corp.
7,500	7.50%, 5/13/2018(1)	179,325
	Colony Financial, Inc.
19,400	8.50%, 3/20/2017(1)	492,760
	CommonWealth REIT
15,311	6.50%, 12/31/2049(5)	320,459
	CYS Investments, Inc.
10,000	7.75%, 8/3/2017(1)	225,800
	Hatteras Financial Corp.
5,000	7.63%, 8/27/2017(1)	114,000
	Invesco Mortgage Capital, Inc.
20,000	7.75%, 7/26/2017(1)	450,400
	MFA Financial, Inc.
15,000	7.50%, 4/15/2018(1)	345,000
	Public Storage
15,000	5.20%, 1/16/2018(1)	302,700
	Senior Housing Properties Trust
10,000	5.63%, 8/1/2017(1)	205,400
		3,316,714
	TELECOMMUNICATIONS – 0.5%
	Telephone & Data Systems, Inc.
8,012	6.88%, 11/15/2015(1)	192,609

	TOTAL PREFERRED STOCKS (Cost $9,428,155)	8,521,465

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS – 0.3%
	CALL OPTIONS – 0.3%
	10-Year U.S. Treasury Note
100	Exercise Price: $126, Expiration Date: October 26, 2013*	$106,250

	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $76,053)	106,250

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 2.8%
$1,089,841	UMB Money Market Fiduciary, 0.01%(6)	1,089,841

	SHORT-TERM INVESTMENTS (Cost $1,089,841)	1,089,841

	TOTAL INVESTMENTS – 101.0% (Cost $41,120,580)	39,792,521
	Liabilities in Excess of Other Assets – (1.0)%	(381,549)
	TOTAL NET ASSETS – 100.0%	$39,410,972

Number of Shares		Value

	SECURITIES SOLD SHORT – (59.6)%
	EXCHANGE-TRADED FUNDS – (7.2)%
(75,000)	iShares S&P U.S. Preferred Stock Index Fund	$(2,850,000)

	TOTAL EXCHANGE-TRADED FUNDS (Proceeds $2,819,636)	(2,850,000)

Ziegler Strategic Income Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2013

Principal Amount		Value

	U.S. TREASURY BONDS – (52.4)%
$(2,800,000)	1.38%, 7/31/2018	$(2,805,032)
(12,000,000)	2.00%, 7/31/2020	(12,030,000)
(5,000,000)	2.50%, 8/15/2023	(4,949,220)
(1,000,000)	2.88%, 5/15/2043	(848,750)

	TOTAL U.S. TREASURY BONDS (Proceeds $20,308,787)	(20,633,002)

	TOTAL SECURITIES SOLD SHORT (Proceeds $23,128,423)	$(23,483,002)

ETF – Exchange Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

REIT – Real Estate Investment Trust

*	Non-income Producing

(1)	Callable

(2)	Variable, Floating, or Step Rate Security

(3)	144A Restricted Security

(4)	Foreign security denominated in U.S. Dollars

(5)	Convertible Security

(6)	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Ziegler Strategic Income Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2013

SWAPTIONS

Credit Default Swaptions on Credit Indices

Counterparty	Description	Buy/Sell Protection	Exercise Price	Expiration Date	Notional Amount	Premium	Value
JPMorgan	CDX.NA.HY.20
	Put - 5 Year Index	Buy	$102.50	10/16/2013	$8,000,000	$92,000	$5,405
	Put - 5 Year Index	Buy	104.00	11/20/2013	10,000,000	79,000	79,000
Total Credit Default Swaptions on Credit Indices						171,000	84,405
Total Swaption Contracts						$171,000	$84,405

See accompanying Notes to Financial Statements.

Ziegler Strategic Income Fund

SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2013

FUTURES CONTRACTS

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
U.S. 2 Year Treasury Note	175	December 2013	$163,517
90 Day Euro $ Future	(54)	December 2013	(28,449)
90 Day Euro $ Future	(39)	March 2014	(26,804)
90 Day Euro $ Future	(39)	June 2014	(10,941)
90 Day Euro $ Future	(38)	September 2014	(9,325)
90 Day Euro $ Future	(38)	December 2014	(5,700)
90 Day Euro $ Future	(38)	March 2015	(5,838)
90 Day Euro $ Future	(38)	June 2015	(44,137)
90 Day Euro $ Future	(6)	September 2015	(9,172)
Total Futures Contracts			$23,151

See accompanying Notes to Financial Statements.

Ziegler Strategic Income Fund

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2013

Assets:
Investments in securities, at value (cost $41,044,527)	$39,686,271
Purchased options, at value (cost $76,053)	106,250
Purchased swaptions, at value (cost $171,000)	84,405
Cash	20,563
Deposits with brokers	22,819,189
Receivables:
Dividends and interest	493,097
Due from Adviser	9,985
Variation margin	5,550
Prepaid expenses	29,798
Total assets	63,255,108

Liabilities:
Securities sold short, at value (proceeds $23,128,423)	23,483,002
Payables:
Investment securities purchased	182,833
Dividends and interest on securities sold short	73,745
Distribution Fees - Investor Class (Note 6)	14,003
Shareholder Servicing Fees - Institutional Class (Note 7)	31,850
Trustees' fees	12,000
Accrued other expenses	46,703
Total liabilities	23,844,136

Net Assets	$39,410,972

Components of Net Assets:
Capital (no par value with an unlimited number of shares authorized)	$42,297,197
Accumulated net realized loss on investments, purchased options, purchased swaptions, swap contracts, securities sold short, written options, written swaptions, and futures contracts	(1,140,143)
Net unrealized appreciation (depreciation) on:
Investments	(1,358,256)
Purchased options	30,197
Purchased swaptions	(86,595)
Securities sold short	(354,579)
Futures contracts	23,151
Net Assets	$39,410,972

See accompanying Notes to Financial Statements.

Ziegler Strategic Income Fund

STATEMENT OF ASSETS AND LIABILITIES (Continued)
September 30, 2013

Investor Class Shares:
Net assets applicable to shares outstanding	$288,640
Shares of beneficial interest issued and outstanding	30,814
Net asset value, offering price, redemption price per share	$9.37

Institutional Class Shares:
Net assets applicable to shares outstanding	$39,122,332
Shares of beneficial interest issued and outstanding	4,184,634
Net asset value, offering price, redemption price per share	$9.35

See accompanying Notes to Financial Statements.

Ziegler Strategic Income Fund

STATEMENT OF OPERATIONS
For the Year Ended September 30, 2013

Investment Income:
Interest	$1,425,114
Dividends	752,842
Total investment income	2,177,956

Expenses:
Advisory fees (Note 3)	232,441
Distribution fees - Investor Class (Note 6)	32,602
Shareholder servicing fees - Institutional Class (Note 7)	34,079
Administration and fund accounting fees	98,869
Registration fees	56,403
Trustees' fees	48,447
Transfer agent fees and expenses	41,586
Legal fees	33,870
Miscellaneous	21,511
Custody fees	20,871
Shareholder reporting fees	18,132
Audit fees	12,084
Insurance fees	2,722
Interest on short positions	71,548
Dividends on short positions	36,817
Security borrowing fees	35,159

Total expenses	797,141
Expenses waived/reimbursed by the Adviser	(294,334)
Net expenses	502,807
Net investment income	1,675,149

Realized and Unrealized Gain (Loss) on Investments, Purchased Options, Purchased Swaptions, Swap Contracts, Securities Sold Short, Written Options, Written Swaptions, and Futures Contracts:
Net realized gain (loss) on:
Investments	(99,856)
Purchased options	(146,016)
Purchased swaptions	(597,069)
Swap contracts	(95,985)
Securities sold short	(128,067)
Written options	45,131
Written swaptions	22,594
Futures contracts	(293,327)
Net realized loss	(1,292,595)
Net change in unrealized appreciation/(depreciation) on:
Investments	(2,055,295)
Purchased options	30,197
Purchased swaptions	(42,461)
Securities sold short	(322,051)
Written swaptions	(9,101)
Futures contracts	118,089
Net change in unrealized appreciation/(depreciation)	(2,280,622)
Net realized and unrealized loss on investments, purchased options, purchased swaptions, swap contracts, securities sold short, written options, written swaptions, and futures contracts	(3,573,217)

Net Decrease in Net Assets from Operations	$(1,898,068)

See accompanying Notes to Financial Statements.

Ziegler Strategic Income Fund

STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended September 30, 2013	For the Period January 31, 2012* Through September 30, 2012
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$1,675,149	$721,665
Net realized gain (loss) on investments, purchased options, purchased swaptions, swap contracts, securities sold short, written options, written swaptions, and futures contracts	(1,292,595)	155,111
Net change in unrealized appreciation/(depreciation) on investments, purchased options, purchased swaptions, securities sold short, written swaptions, and futures contracts	(2,280,622)	534,540
Net increase (decrease) in net assets resulting from operations	(1,898,068)	1,411,316

Distributions to shareholders:
From net investment income:
Investor Class	(446,058)	(738,519)
Institutional Class	(1,184,021)	—
From net realized gains:
Investor Class	(30,875)	—
Institutional Class	—	—
From return of capital:
Investor Class	(10,702)	—
Institutional Class	(28,406)	—
Total distributions to shareholders	(1,700,062)	(738,519)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	8,930,810	30,743,109
Institutional Class(1)	41,425,782	—
Reinvestment of distributions:
Investor Class	397,495	365,868
Institutional Class	1,212,427	—
Cost of shares repurchased:
Investor Class(1)	(40,288,056)	(410,710)
Institutional Class	(40,420)	—
Net increase in net assets from capital transactions	11,638,038	30,698,267

Total increase in net assets	8,039,908	31,371,064

Net Assets:
Beginning of period	31,371,064	—
End of period	$39,410,972	$31,371,064

Accumulated net investment income	$—	$—

Capital Share Transactions:
Shares sold:
Investor Class	867,723	3,054,849
Institutional Class	4,065,196	—
Shares reinvested:
Investor Class	39,038	35,726
Institutional Class	123,644	—
Shares repurchased:
Investor Class	(3,927,142)	(39,380)
Institutional Class	(4,206)	—
Net increase from capital share transactions	1,164,253	3,051,195

*	Commencement of Operations. Institutional Class commenced operations on February 1, 2013.

(1)	The majority of the acitivity noted relates to shareholders transferring from the Investor Class to the Institutional Class.

See accompanying Notes to Financial Statements.

Ziegler Strategic Income Fund

FINANCIAL HIGHLIGHTS
Investor Class

Per share operating performance. For a capital share outstanding throughout each period.	For the Year Ended September 30, 2013	For the Period January 31, 2012* Through September 30, 2012
Net asset value, beginning of period	$10.28	$10.00
Income from Investment Operations:
Net investment income	0.48 (1)	0.27
Net realized and unrealized gain (loss) on investments	(0.93)	0.29
Total from investment operations	(0.45)	0.56

Less Distributions:
From net investment income	(0.44)	(0.28)
From net realized gain	(0.01)	—
From return of capital	(0.01)	—
Total distributions	(0.46)	(0.28)

Net asset value, end of period	$9.37	$10.28

Total return(2)	(4.58)%	5.64	%(3)(4)

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$289	$31,371

Ratio of expenses to average net assets(6):
Before fees reimbursed by the Adviser	1.87%	3.07	%(5)
After fees reimbursed by the Adviser	1.16%	1.37	%(5)
Ratio of net investment income to average net assets(7):
Before fees reimbursed by the Adviser	3.98%	4.05	%(5)
After fees reimbursed by the Adviser	4.69%	5.75	%(5)

Portfolio turnover rate	67%	71	%(4)

*	Commencement of Operations.

(1)	Per share amount calculated using average shares method, which more appropriately presents the per share data for the period.

(2)	Total return does not include sales load. Effective January 31, 2013, the Investor Class no longer imposed a sales load.

(3)	Total return includes sales load. Effective January 31, 2013, the Investor Class no longer imposed a sales load.

(4)	Not Annualized.

(5)	Annualized.

(6)
The ratio of expenses to average net assets includes dividends and interest on short positions and transactional expenses. For the periods ended September 30, 2013 and September 30, 2012, excluding dividends and interest on short positions and transactional expenses, the ratio of expenses to average net assets, before fees reimbursed by the Adviser, was 1.81% and 2.80%, respectively. Excluding dividends and interest on short positions and transactional expenses, the ratio of expenses to average net assets, after fees reimbursed by the Adviser, was 1.10% and 1.10%, respectively.

(7)
The ratio of net investment income to average net assets includes dividends and interest on short positions and transactional expenses. For the periods ended September 30, 2013 and September 30, 2012, excluding dividends and interest on short positions and transactional expenses, the ratio of net investment income to average net assets, before fees reimbursed by the Adviser, was 4.04% and 4.32%, respectively. Excluding dividends and interest on short positions and transactional expenses, the ratio of net investment income to average net assets, after fees reimbursed by the Adviser, was 4.75% and 6.02%, respectively.

See accompanying Notes to Financial Statements.

Ziegler Strategic Income Fund

FINANCIAL HIGHLIGHTS
Institutional Class

Per share operating performance. For a capital share outstanding throughout the period.	For the Period February 1, 2013* Through September 30, 2013
Net asset value, beginning of period	$10.28
Income from Investment Operations:
Net investment income(1)	0.31
Net realized and unrealized loss on investments	(0.89)
Total from investment operations	(0.58)

Less Distributions:
From net investment income	(0.34)
From return of capital	(0.01)
Total distributions	(0.35)

Net asset value, end of period	$9.35

Total return	(5.74	)%(2)

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$39,122

Ratio of expenses to average net assets(4):
Before fees reimbursed by the Adviser	2.44	%(3)
After fees reimbursed by the Adviser	1.55	%(3)
Ratio of net investment income to average net assets(5):
Before fees reimbursed by the Adviser	3.79	%(3)
After fees reimbursed by the Adviser	4.68	%(3)

Portfolio turnover rate	67	%(2)(6)

*	Commencement of Operations.

(1)	Per share amount calculated using average shares method, which more appropriately presents the per share data for the period.

(2)	Not Annualized.

(3)	Annualized.

(4)
The ratio of expenses to average net assets includes dividends and interest on short positions and transactional expenses. For the period ended September 30, 2013, excluding dividends and interest on short positions and transactional expenses, the ratio of expenses to average net assets, before fees reimbursed by the Adviser, was 1.84%. Excluding dividends and interest on short positions and transactional expenses, the ratio of expenses to average net assets, after fees reimbursed by the Adviser, was 0.95%.

(5)
The ratio of net investment income to average net assets includes dividends and interest on short positions and transactional expenses. For the period ended September 30, 2013, excluding dividends and interest on short positions and transactional expenses, the ratio of net investment income to average net assets, before fees reimbursed by the Adviser, was 4.39%. Excluding dividends and interest on short positions and transactional expenses, the ratio of net investment income to average net assets, after fees reimbursed by the Adviser, was 5.28%.

(6)	Portfolio turnover rate shown is for Fund level for the fiscal year ended September 30, 2013.

See accompanying Notes to Financial Statements.

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS
September 30, 2013

1.	Organization

Ziegler Capital Management Investment Trust (the “Trust”) was organized on August 29, 2003 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an, open-end management investment company. The Trust currently has one series, the Strategic Income Fund (the “Fund”). The Fund is a non-diversified Fund which seeks to provide high current income and capital appreciation. The Fund currently offers two share classes, the Investor Class and the Institutional Class. The Fund commenced operations on January 31, 2012 and the outstanding shares of the Fund were renamed Investor Class shares on February 1, 2013. The Institutional Class commenced operations on February 1, 2013. Prior to March 5, 2013 the Fund was named “Ziegler Long/Short Credit Fund.” Prior to January 31, 2013 the Trust was named “Ziegler Lotsoff Capital Management Investment Trust” and the Fund was named “Ziegler Lotsoff Long/Short Credit Fund.” Prior to August 1, 2011 the Trust was named “Lotsoff Capital Management Investment Trust.”

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Securities Valuation – Investments in securities traded on a national securities exchange (other than the Nasdaq OMX Group, Inc. referred to as Nasdaq) are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq under one of its three listing tiers, Nasdaq Global Select Market, Nasdaq Global Market and Nasdaq Capital Market (collectively, “Nasdaq-traded securities”), are valued at the Nasdaq Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and Nasdaq-traded securities for which there is no NOCP are valued at the most recent bid price from the exchange the security is primarily traded on. Unlisted securities held by the Fund are valued at the average of the quoted bid and asked prices in the Over-The-Counter Market (“OTC”). Long-term fixed income securities are valued at the representative quoted bid price as determined by an independent pricing service. Short-term investments are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Swaps, options, swaptions and any other financial derivatives not traded on an exchange, are valued by an independent pricing service using pricing models. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Lotsoff Capital Management, LLC (the "Adviser") under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –
quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of September 30, 2013:

Description	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$—	$30,074,965	$—	$30,074,965
Preferred Stocks	8,521,465	—	—	8,521,465
Purchased Call Options	106,250	—	—	106,250
Short-Term Investments	1,089,841	—	—	1,089,841
Total	$9,717,556	$30,074,965	$—	$39,792,521

Liabilities
Exchange-Traded Funds	$(2,850,000)	$—	$—	$(2,850,000)
U.S. Treasury Bonds	—	(20,633,002)	—	(20,633,002)
Total	$(2,850,000)	$(20,633,002)	$—	$(23,483,002)

Other Financial Instruments*
Credit Default Swaptions on Credit Indices	$—	$84,405	$—	$84,405
Futures Contracts	23,151	—	—	23,151
Total Other Financial Instruments	$23,151	$84,405	$—	$107,556

*	Other financial instruments are swaptions and futures contracts which are detailed in the Schedule of Investments.

The Fund recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels at period end.

There were no Level 3 securities held at period end.

(b) Securities Sold Short – The Fund is engaged in selling securities short, which obligates it to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. Such deposit is included in “Deposits with brokers” on the Statement of Assets and Liabilities. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund on the Statement of Operations.

(c) Derivatives – The Fund may invest in various derivatives. A derivative is a financial instrument which has a value that is based on–or “derived from”–the values of other assets, reference rates, or indexes. The Fund may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indexes. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the OTC. The

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013

risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives also may be used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes.

Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds, and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a “counterparty”) or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if the Adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or “basis” risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Fund’s interest. The Fund bears the risk that the Adviser will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Fund. If the Adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund.

The following provides more information on specific types of derivatives and activity in the Fund. The use of derivative instruments by the Fund for the year ended September 30, 2013 was related to the use of purchased options, purchased swaptions, swap contracts, written options, written swaptions, and futures contracts.

Swap Contracts – The Fund may engage in various swap transactions. The Fund may engage in credit default swaps which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy). Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor, and may enter into credit default swaps in which the counterparty acts as guarantor. Premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps. Swap contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013

unrealized losses are reported as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps is reported as unrealized gains or losses. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability on the Statement of Assets and Liabilities. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. As of September 30, 2013, the Fund had no outstanding swap contracts.

Futures Contracts – The Fund may enter into futures contracts. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. As of September 30, 2013, the Fund had outstanding futures contracts as listed on the Schedule of Investments.

Options Contracts – The Fund may write covered call and put options on securities, derivative instruments, or currencies the Fund owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. The Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Fund may not be able to enter into a closing transaction because of an illiquid market.

The premium amount and the number of option contracts written by the Fund during the year ended September 30, 2013, were as follows:

	Number of Contracts	Premium Received
Options outstanding at September 30, 2012	—	$—
Options written	415	86,803
Options closed	(415)	(86,803)
Options outstanding at September 30, 2013	—	$—

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option.

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013

Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. As of September 30, 2013, the Fund had outstanding options contracts as listed on the Schedule of Investments.

Swaptions – An option on a swap contract, also called a “swaption,” is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” A call or receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate, or index swap. A put or payer swaption gives the owner the right to pay the total return of a specified asset, reference rate, or index swap. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. As of September 30, 2013, the Fund had outstanding swaptions as listed on the Schedule of Investments.

Derivative Investment Holdings Categorized by Risk Exposure — The following table sets forth the fair value and the location in the Statement of Assets and Liabilities of the Fund’s derivative contracts by primary risk exposure as of September 30, 2013:

	Asset derivatives		Liability derivatives
Risk exposure category	Statement of Assets and Liabilities location	Value	Statement of Assets and Liabilities location	Value
Equity contracts	Purchased options, at value	$106,250	N/A	N/A
Credit contracts	Purchased swaptions, at value	84,405	N/A	N/A
Interest rate contracts*	N/A	163,517	N/A	N/A
Currency contracts*	N/A	N/A	N/A	$140,366
Total		$354,172		$140,366

*	Includes cumulative appreciation/depreciation of futures contracts as shown in the Schedule of Investments.

The following table sets forth the Fund’s realized gain (loss), as reflected in the Statement of Operations, by primary risk exposure and by type of derivative contract for the year ended September 30, 2013:

Amount of realized gain (loss) on derivatives
Risk exposure category	Purchased options	Written options	Swap contracts	Futures contracts	Purchased swaptions	Written swaptions	Total
Equity contracts	$(151,472)	$45,131	$—	$—	$—	$—	$(106,341)
Credit contracts	—	—	(95,985)	—	(597,069)	22,594	(670,460)
Interest rate contracts	7,376	—	—	(83,665)	—	—	(76,289)
Volatility contracts	(1,920)	—	—	(115,585)	—	—	(117,505)
Currency contracts	—	—	—	(94,077)	—	—	(94,077)
Total	$(146,016)	$45,131	$(95,985)	$(293,327)	$(597,069)	$22,594	$(1,064,672)

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013

The following table sets forth the Fund’s change in unrealized appreciation/(depreciation) by primary risk exposure and by type of derivative contract for the year ended September 30, 2013:

Change in unrealized appreciation/(depreciation) on derivatives
Risk exposure category	Purchased options	Futures contracts	Purchased swaptions	Written swaptions	Total
Equity contracts	$—	$—	$—	$—	$—
Credit contracts	—	—	(42,461)	(9,101)	(51,562)
Interest rate contracts	30,197	158,594	—	—	188,791
Volatility contracts	—	(13,107)	—	—	(13,107)
Currency contracts	—	(27,398)	—	—	(27,398)
Total	$30,197	$118,089	$(42,461)	$(9,101)	$96,724

The gross notional amount of swaps and swaptions for the Fund as of September 30, 2013 is included on the Schedule of Investments. The quarterly average gross notional amount of the swaptions for the Fund was $18,500,000 for the year ended September 30, 2013. The quarterly average gross notional amount of the swap contracts for the Fund was $1,200,000 for the year ended September 30, 2013. The quarterly average number of long futures contracts for the Fund was 186 for the year ended September 30, 2013. The quarterly average number of short futures contracts for the Fund was (281) for the year ended September 30, 2013. The quarterly average number of purchased option contracts for the Fund was 80 for the year ended September 30, 2013. The quarterly average number of written option contracts for the Fund was (28) for the year ended September 30, 2013. The fair value of such contracts at September 30, 2013 is set forth in the table above.

(d) Federal Income Taxes – The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund is required to evaluate tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

Management of the Fund is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2013, open taxable periods consisted of the taxable period ended September 30, 2012 and the taxable year ended September 30, 2013. As of and during the year ended September 30, 2013, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders – The Fund records distributions to shareholders, which are determined in accordance with income tax regulations, on the ex-dividend date. Distributions of net investment income, if any, will be distributed quarterly. Net realized gains from investment transactions, if any, will be distributed to shareholders annually. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. The Fund may periodically make reclassifications among certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP. These reclassifications are due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013

(f) Indemnifications – In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(g) Restricted securities – Restricted securities are securities that are not registered for sale under the Securities Act of 1933 or applicable foreign law and that may be re-sold only in transactions exempt from applicable registration. Restricted securities include Rule 144A securities which may be sold normally to qualified institutional buyers. At September 30, 2013, the Fund held restricted securities as denoted on the Schedule of Investments.

(h) Other – The Fund records security transactions based on trade date. Realized gains and losses on sales of securities are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

3.	Related Party Transactions

The Trust has an agreement with the Adviser, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of this agreement, the Fund will pay the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.65%. Pursuant to a contractual fee waiver and reimbursement agreement, the Adviser will reimburse the Fund for expenses in excess of 1.10% and 0.95% for Investor Class Shares and Institutional Class Shares, respectively, excluding taxes, interest charges, litigation and other extraordinary expenses, acquired fund fees and expenses, interest and expense relating to short sales, borrowing costs, extraordinary expenses and brokers’ commissions, and other charges relating to the purchase and sale of the Fund’s portfolio securities. To the extent any such excluded expenses were incurred, the Fund would incur total annual Fund operating expenses after expense reimbursement greater than 1.10% and 0.95% for Investor Class Shares and Institutional Class Shares, respectively. The Adviser (without the approval of the Board of Trustees) is entitled to recoup the amounts provided for in the fee waiver and reimbursement agreement for a period of up to three years following the fiscal year in which the Adviser reduced its compensation and/or assumed expenses for the Fund, provided that the total operating expenses of the Fund, including the recoupment, do not exceed the established cap on expenses for that year. For the year ended September 30, 2013 the Adviser made $294,334 in waivers and reimbursements to the Fund. The Adviser may recoup a portion of the following amounts no later than September 30 of the years stated below:

2015:	$213,004
2016:	294,334
$507,338

4.	Investment Transactions

Purchases and sales of investment securities (excluding swap contracts, swaptions, options, futures contracts, short-term securities and U.S. government obligations) for the Fund for the year ended September 30, 2013, were as follows:

Purchases	$36,654,526
Sales	$22,621,466

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013

5.	Federal Income Tax Information

At September 30, 2013, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$41,212,540
Gross Unrealized Appreciation	$494,651
Gross Unrealized Depreciation	(1,914,670)
Net Unrealized Appreciation (Depreciation) on Investments	$(1,420,019)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2013, permanent differences in book and tax accounting have been reclassified to capital, accumulated net investment income and accumulated realized gain (loss) as follows:

Increase (Decrease)
Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain (Loss)
$—	$(45,070)	$45,070

The tax character of distributions paid during the fiscal periods ended September 30, 2013 and September 30, 2012 were as follows:

	2013	2012
Distributions Paid From:
Ordinary Income	$1,700,062	$738,519
Tax Return of Capital	(39,108)	—
Net Long-Term Capital Gains	—	—
Total Distributions Paid	$1,660,954	$738,519

As of September 30, 2013, the components of accumulated earnings (deficit) were as follows:

Undistributed Ordinary Income	$—
Undistributed Long-term Gains	—
Accumulated Earnings	—
Accumulated Capital and Other Losses	(919,830)
Unrealized Appreciation (Depreciation)	(1,420,019)
Unrealized Appreciation (Depreciation) from Short Proceeds, Swaptions, and Other Adjustments	(546,376)
Total Accumulated Earnings (Deficit)	$(2,886,225)

As of September 30, 2013 the Fund had $881,430 of post-October loss, which is deferred until fiscal year 2014 for tax purposes. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Ziegler Strategic Income Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2013

At September 30, 2013, the Fund had capital loss carryforwards, which reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

Not Subject to Expiration
Short-Term	Long-Term	Total
$30,621	$7,779	$38,400

6.	Distribution Plan

The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares. For the year ended September 30, 2013, distribution fees incurred are disclosed on the Statement of Operations.

7.	Shareholder Servicing Plan

The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of the Institutional Class shares serviced by shareholder servicing agents who provide administrative and support services to their customers. For the year ended September 30, 2013, shareholder servicing fees incurred are disclosed on the Statement of Operations.

8.	Subsequent Events

Events and transactions have been evaluated by management for subsequent events. On November 21, 2013, the Board of Trustees (the “Board”) approved an interim investment advisory agreement for the Fund. The interim investment advisory agreement was approved in anticipation of a change of control of the Adviser. On October 16, 2013, Stifel Financial Corporation agreed to acquire all of the outstanding shares of the Adviser. As a result of this acquisition the Adviser will become a wholly-owned subsidiary of Stifel Financial Corporation. The acquisition, which is subject to customary closing conditions, is expected to close on or about November 30, 2013. On November 21, 2013, the Board also approved a new investment advisory agreement with the Adviser which will take effect when approved by the shareholders of the Fund. To assist shareholders in considering the new investment advisory agreement shareholders will receive a proxy statement that describes both the new investment advisory agreement and the change of control of the Adviser. Management anticipates that following the change of control of the Adviser the Adviser will continue to furnish the same level of services to the Fund’s shareholders and that there will be no material change in the Fund’s annual operating expenses or in its investment objective, strategies, policies and restrictions. Management has determined that there were no other material events that would require disclosure in the Fund’s financial statements.

9.	New Accounting Pronouncements

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. This update gives additional clarification to the FASB ASU No. 2011-11 Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2013-01 will have on the financial statement disclosures.

Ziegler Strategic Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Ziegler Capital Management Investment Trust
and the Shareholders of Ziegler Strategic Income Fund

We have audited the accompanying statement of assets and liabilities of Ziegler Strategic Income Fund (previously named Ziegler Lotsoff Capital Management Long/Short Credit Fund) (the “Fund”), a series of Ziegler Capital Management Investment Trust, including the schedule of investments, as of September 30, 2013, and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for the year then ended and for the period January 31, 2012 (commencement of operations) through September 30, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ziegler Strategic Income Fund as of September 30, 2013, and the results of its operations, the change in its net assets and its financial highlights for the year then ended and for the period January 31, 2012 through September 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
November 29, 2013

Ziegler Strategic Income Fund

EXPENSE EXAMPLE
For the Six Months Ended September 30, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2013 to September 30, 2013 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value April 1, 2013	Ending account value September 30, 2013	Expenses paid during the period ended September 30, 2013(1)
Investor Class
Actual Example	$1,000.00	$934.20	$5.88
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,018.99	6.14
Institutional Class
Actual Example	1,000.00	935.20	8.20
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,016.60	8.54

(1)
Expenses are equal to the Fund’s annualized expense ratio of 1.21% and 1.69% for Investor Class and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 183/365. The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Ziegler Strategic Income Fund

OTHER INFORMATION (Unaudited)

Approval of Investment Advisory Agreement for the Strategic Income Fund

At a meeting held on August 20, 2013 the Board of Trustees renewed the investment advisory agreement between Ziegler Lotsoff Capital Management (the “Adviser”) and the Strategic Income Fund (the “Fund”).

The Board, as recomended by the Independent Trustees, requested that the following determinations be included in the Board minutes:

•
In considering the nature, extent and quality of the services provided by the Adviser, the Trustees reviewed a report prepared by the Adviser describing the portfolio management, shareholder communication, and regulatory compliance services provided by the Adviser to the Fund. The Trustees concluded that the Adviser was providing essential services to the Fund.

•
The Trustees discussed the Fund’s performance and reviewed the comparison of the Fund’s performance to its benchmark index over various periods of time, concluding that the performance of the Fund warranted the continuation of the advisory agreement. The Trustees noted that in addition to the absolute performance of the Fund, the Fund adheres to its stated investment style.

•
The Trustees next reviewed the advisory fees payable by the Fund. They considered the revenue realized by the Adviser, as well as the costs incurred by the Adviser in its management of the Fund. They noted that the Adviser receives no revenue, other than advisory fees, for the services it provides the Fund, but does receive research used in its management of the Fund and the assets of its other investment advisory accounts. The Trustees determined that the profits realized by the Adviser from its relationship with the Fund were reasonable and not excessive.

•
The Trustees also reviewed reports comparing the expense ratio and advisory fee paid by the Fund to those paid by other comparable mutual funds and concluded that the advisory fees paid by the Fund was in the range of comparable mutual funds and the expense ratio of the Fund was higher than most comparable mutual funds. The Trustees also noted the adviser has voluntarily agreed to waive its fees and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that of the expenses of the Fund do not exceed the amounts contained in the expense agreement.

•
The Trustees next reviewed a report indicating that the Adviser was not realizing economies of scale that would make breakpoints appropriate in its management of the Fund and was unlikely to do so in the future.

Ziegler Strategic Income Fund

OTHER INFORMATION (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Fund’s proxy votes for the year ended June 30, 2013 are available without charge, upon request, by calling 1‑877‑568‑7633 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N‑Q. The Fund’s Forms N‑Q are available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Tax Information

For the period ended September 30, 2013, 27.34% of dividends to be paid from net investment income, including short-term capital gains from the Fund, is designated as qualified dividend income.

For the period ended September 30, 2012, 26.26% of the dividends to be paid from net investment income, including short-term capital gains from the Fund, is designated as dividends received deduction available to corporate shareholders.

Ziegler Strategic Income Fund

TRUSTEE AND OFFICER INFORMATION (Unaudited)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen within Fund Complex	Other Directorships Held by Trustee
Independent Trustees
John Chrystal 20 North Clark Street 34th Floor Chicago, Illinois 60602 Age: 55	Trustee	Served since July 2011	Founder and Managing Partner of Bent Gate Advisors, LLC, a consulting firm that provides strategic advice and assistance to financial institutions. Previously a Partner at DiMaio Ahmad Capital, an investment management firm.	1	Javelin Mortgage Investments, Inc. and The Bancorp, Inc.
Albert J. DiUlio, S.J. 20 North Clark Street 34th Floor Chicago, Illinois 60602 Age: 69	Trustee	Served since July 2011	President Vatican Observatory. Previously, served five years as Secretary for Finance and Higher Education USA Jesuit Conference, followed by a one year Sabbatical.	1	None
David S. Krause 20 North Clark Street 34th Floor Chicago, Illinois 60602 Age: 59	Trustee	Served since July 2011	Director of the Applied Investment Management program and Adjunct Assistant Professor at Marquette University.	1	None
Harry E. Resis 20 North Clark Street 34th Floor Chicago, Illinois 60602 Age: 67	Trustee	Served since 2012	Private investor. Previously served as Director of US Fixed Income for Henderson Global Investors.	1	None

Ziegler Strategic Income Fund

TRUSTEE AND OFFICER INFORMATION (Unaudited) (Continued)

Name, Address and Age	Position(s) Held with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen within Fund Complex	Other Directorships Held by Trustee
Interested Trustees and Officers
Margaret M. Baer 20 North Clark Street 34th Floor Chicago, Illinois 60602 Age: 45	Trustee, Secretary, and Treasurer(2)	As Trustee has served since 2011, as officer has served since 2003	Chief Administrative Officer of the Adviser 2002-2011. Chief Operating and Administrative Officer of the Adviser since 2011.	N/A	N/A
Scott A. Roberts 20 North Clark Street 34th Floor Chicago, Illinois 60602 Age: 49	President	Served since 2011	President and Chief Executive Officer of the Adviser since 2008.	N/A	N/A
Matthew S. MacLean, JD 20 North Clark Street 34th Floor Chicago, Illinois 60602 Age: 40	Chief Compliance Officer	Served since 2012	Chief Compliance Officer and General Counsel of Red Granite Advisors LLC (3) since 2006. Chief Compliance Officer and General Counsel of the Adviser since 2012.	N/A	N/A

(1)	Each Trustee serves an indefinite term until the election of a successor. Each officer serves an indefinite term, renewed annually, until the election of a successor.

(2)	Ms. Baer is an interested person of the Fund based upon her positions with the Adviser.

(3)	Red Granite Advisors LLC is an affiliate of the Fund.

Additional information about the Trustees is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1‑877‑568‑7633.

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ZIEGLER CAPITAL MANAGEMENT INVESTMENT TRUST

STRATEGIC INCOME FUND

– INVESTOR CLASS (ZLSCX)
– INSTITUTIONAL CLASS (ZLSIX)

UMB Distribution Services, LLC, Distributor
P.O. Box 1811
Milwaukee, WI 53201-1811
1-877-568-7633

ZLCMFUNDS.COM

Item 2.  Code of Ethics.

The Registrant has adopted a code of ethics (the “Code”) that applies to its principal executive officer, principal financial officer and principal accounting officer.  A copy of the Code is filed as an exhibit to this Form N-CSR.  During the period covered by this report, there were not any amendments to the provisions of the Code. There were no implicit or explicit waivers to the provisions of the Code during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Mr. David Krause is an audit committee financial expert serving on its audit committee and that Mr. Krause is independent.

Item 4.  Principal Accountant Fees and Services

The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

(a) Audit Fees.
Fiscal year ended September 30, 2012                                                                $10,000
Fiscal year ended September 30, 2013                                                                $14,000

Audit fees for the fiscal year ended September 30, 2012 were lower because the Ziegler Strategic Income Fund commenced operations on January 31, 2012.

(b) Audit-Related Fees.
None.

(c) Tax Fees.
Fiscal year ended September 30, 2012                                                                $2,000
Fiscal year ended September 30, 2013                                                                $2,000

(d) All Other Fees.
None.

(e)        (1) The Registrant’s audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm’s annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.

(2) During 2012-2013, all of the audit and non-audit services provided by the Registrant’s principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a) The registrant's certifying officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1) Code of Ethics – Filed as an attachment to this filing.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not Applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ziegler Capital Management Investment Trust

By:	/s/ Scott A. Roberts
Scott A. Roberts
President

Date:	December 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott A. Roberts
Scott A. Roberts
President

Date:	December 9, 2013

By:	/s/ Margaret M. Baer
Margaret M. Baer
Secretary and Treasurer

Date:	December 9, 2013